LEASES - Additional Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) contract	Jan. 01, 2022 USD ($)
Number Of Finance Lease Agreements | contract	0
Right-of-use assets	$ 3,809
Lease liabilities	$ 4,618
Operating Lease, Weighted Average Remaining Lease Term	2 years 7 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	2.96%
Operating Lease, Payments	$ 292
Tempe A Z [Member]
Lessee, Operating Lease, Remaining Lease Term	3 years
St Louis M O [Member]
Lessee, Operating Lease, Remaining Lease Term	17 months
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Right-of-use assets		$ 4,154
Lease liabilities		$ 4,870